---------------------------
                                                    OMB APPROVAL
                                                    ---------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

                                                    Estimated average burden
                                                    hours per response: 19.4
                                                    ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-099111
                                   ------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive     Ellicott City, Maryland                 221042
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                                 John F. Splain

  Ultimus Fund Solutions, LLC     225 Pictoria Drive    Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                          (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 715-1145
                                                     ---------------------------

Date of fiscal year end:     June 30, 2007
                         ----------------------------------------------

Date of reporting period:    December 31, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 [LOGO] HUSSMAN
                                          FUNDS

                            HUSSMAN INVESTMENT TRUST

                         HUSSMAN STRATEGIC GROWTH FUND

                                                MARKET ACTION

                                        FAVORABLE       UNFAVORABLE

                                       ----------        ----------
                FAVORABLE              AGGRESSIVE         MODERATE
                                       ----------        ----------
VALUATION

                                       ----------        ----------
                UNFAVORABLE             POSITIVE           HEDGED
                                       ----------        ----------


                       HUSSMAN STRATEGIC TOTAL RETURN FUND

            LONG            MEDIUM          NEAR            SHORT
TARGET
MATURITY    HIGH &          HIGH &          LOW &           LOW &
            FALLING         RISING          FALLING         RISING
            YIELDS          YIELDS          YIELDS          YIELDS


                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                 [LOGO] HUSSMAN
                                          FUNDS

                              STRATEGIC GROWTH FUND

        Comparison of the Change in Value of a $10,000 Investment in the
      Hussman Strategic Growth Fund versus the Standard & Poor's 500 Index and the Russell 2000 Index(a)

                              [LINE GRAPH OMITTED]

     Hussman Strategic     HSGFX equity investments and cash
    Growth Fund (HSGFX)      equivalents only (unhedged)(b)        Russell 2000 Index         S&P 500 Index
    -------------------      ------------------------------        ------------------         -------------
 7/25/2000  $ 10,000               7/24/2000  $ 10,000            7/25/2000  $ 10,000        7/25/2000  $ 10,000
 7/31/2000    10,000               7/31/2000     9,997            7/31/2000     9,736        7/31/2000     9,773
 8/31/2000    10,030               8/31/2000    10,545            8/31/2000    10,479        8/31/2000    10,380
 9/30/2000    10,350               9/30/2000    10,226            9/30/2000    10,171        9/30/2000     9,832
10/31/2000    10,040              10/31/2000     9,639           10/31/2000     9,717       10/31/2000     9,790
11/30/2000    10,840              11/30/2000     9,561           11/30/2000     8,719       11/30/2000     9,018
12/31/2000    11,640              12/31/2000    10,486           12/31/2000     9,468       12/31/2000     9,063
 1/31/2001    11,270               1/31/2001    10,437            1/31/2001     9,961        1/31/2001     9,384
 2/28/2001    12,030               2/28/2001    10,488            2/28/2001     9,307        2/28/2001     8,528
 3/31/2001    12,430               3/31/2001    10,351            3/31/2001     8,852        3/31/2001     7,988
 4/30/2001    12,190               4/30/2001    10,886            4/30/2001     9,545        4/30/2001     8,609
 5/31/2001    12,340               5/31/2001    11,137            5/31/2001     9,779        5/31/2001     8,667
 6/30/2001    12,200               6/30/2001    11,056            6/30/2001    10,117        6/30/2001     8,456
 7/31/2001    12,470               7/31/2001    10,825            7/31/2001     9,569        7/31/2001     8,372
 8/31/2001    12,770               8/31/2001    10,597            8/31/2001     9,260        8/31/2001     7,848
 9/30/2001    12,640               9/30/2001     9,523            9/30/2001     8,014        9/30/2001     7,215
10/31/2001    12,767              10/31/2001     9,944           10/31/2001     8,483       10/31/2001     7,352
11/30/2001    13,236              11/30/2001    11,015           11/30/2001     9,139       11/30/2001     7,916
12/31/2001    13,348              12/31/2001    11,444           12/31/2001     9,703       12/31/2001     7,985
 1/31/2002    13,840               1/31/2002    11,713            1/31/2002     9,603        1/31/2002     7,869
 2/28/2002    13,963               2/28/2002    11,568            2/28/2002     9,339        2/28/2002     7,717
 3/31/2002    14,477               3/31/2002    12,637            3/31/2002    10,090        3/31/2002     8,007
 4/30/2002    14,823               4/30/2002    12,629            4/30/2002    10,182        4/30/2002     7,522
 5/31/2002    15,192               5/31/2002    12,529            5/31/2002     9,730        5/31/2002     7,466
 6/30/2002    14,913               6/30/2002    11,567            6/30/2002     9,247        6/30/2002     6,935
 7/31/2002    15,338               7/31/2002    10,544            7/31/2002     7,851        7/31/2002     6,394
 8/31/2002    15,394               8/31/2002    10,510            8/31/2002     7,831        8/31/2002     6,436
 9/30/2002    15,204               9/30/2002     9,644            9/30/2002     7,268        9/30/2002     5,737
10/31/2002    14,935              10/31/2002     9,997           10/31/2002     7,501       10/31/2002     6,241
11/30/2002    14,775              11/30/2002    10,649           11/30/2002     8,171       11/30/2002     6,609
12/31/2002    15,220              12/31/2002    10,296           12/31/2002     7,716       12/31/2002     6,220
 1/31/2003    15,148               1/31/2003     9,962            1/31/2003     7,502        1/31/2003     6,058
 2/28/2003    14,931               2/28/2003     9,598            2/28/2003     7,276        2/28/2003     5,967
 3/31/2003    14,919               3/31/2003     9,688            3/31/2003     7,369        3/31/2003     6,025
 4/30/2003    15,184               4/30/2003    10,524            4/30/2003     8,068        4/30/2003     6,521
 5/31/2003    16,338               5/31/2003    11,605            5/31/2003     8,934        5/31/2003     6,865
 6/30/2003    16,590               6/30/2003    11,857            6/30/2003     9,095        6/30/2003     6,952
 7/31/2003    17,119               7/31/2003    12,282            7/31/2003     9,665        7/31/2003     7,075
 8/31/2003    17,528               8/31/2003    12,740            8/31/2003    10,108        8/31/2003     7,212
 9/30/2003    17,155               9/30/2003    12,345            9/30/2003     9,921        9/30/2003     7,136
10/31/2003    17,756              10/31/2003    13,190           10/31/2003    10,754       10/31/2003     7,540
11/30/2003    18,032              11/30/2003    13,573           11/30/2003    11,136       11/30/2003     7,606
12/31/2003    18,429              12/31/2003    14,176           12/31/2003    11,362       12/31/2003     8,005
 1/31/2004    18,645               1/31/2004    14,624            1/31/2004    11,855        1/31/2004     8,152
 2/29/2004    19,247               2/29/2004    15,119            2/29/2004    11,962        2/29/2004     8,265
 3/31/2004    19,174               3/31/2004    14,979            3/31/2004    12,073        3/31/2004     8,140
 4/30/2004    19,018               4/30/2004    14,542            4/30/2004    11,458        4/30/2004     8,013
 5/31/2004    19,078               5/31/2004    14,704            5/31/2004    11,640        5/31/2004     8,123
 6/30/2004    19,114               6/30/2004    15,037            6/30/2004    12,130        6/30/2004     8,281
 7/31/2004    18,693               7/31/2004    14,204            7/31/2004    11,313        7/31/2004     8,007
 8/31/2004    18,260               8/31/2004    14,058            8/31/2004    11,255        8/31/2004     8,039
 9/30/2004    18,657               9/30/2004    14,481            9/30/2004    11,784        9/30/2004     8,126
10/31/2004    18,717              10/31/2004    14,580           10/31/2004    12,016       10/31/2004     8,250
11/30/2004    19,151              11/30/2004    15,474           11/30/2004    13,058       11/30/2004     8,584
12/31/2004    19,379              12/31/2004    15,992           12/31/2004    13,444       12/31/2004     8,876
 1/31/2005    19,190               1/31/2005    15,591            1/31/2005    12,883        1/31/2005     8,660
 2/28/2005    19,619               2/28/2005    16,118            2/28/2005    13,102        2/28/2005     8,842
 3/31/2005    19,707               3/31/2005    15,882            3/31/2005    12,727        3/31/2005     8,685
 4/30/2005    19,619               4/30/2005    15,408            4/30/2005    11,998        4/30/2005     8,521
 5/31/2005    19,808               5/31/2005    16,054            5/31/2005    12,783        5/31/2005     8,792
 6/30/2005    20,060               6/30/2005    16,382            6/30/2005    13,276        6/30/2005     8,804
 7/31/2005    20,098               7/31/2005    17,031            7/31/2005    14,117        7/31/2005     9,132
 8/31/2005    20,439               8/31/2005    17,031            8/31/2005    13,855        8/31/2005     9,049
 9/30/2005    20,742               9/30/2005    17,317            9/30/2005    13,899        9/30/2005     9,122
10/31/2005    20,388              10/31/2005    16,780           10/31/2005    13,467       10/31/2005     8,970
11/30/2005    20,338              11/30/2005    17,250           11/30/2005    14,121       11/30/2005     9,309
12/31/2005    20,486              12/31/2005    17,340           12/31/2005    14,057       12/31/2005     9,312
 1/31/2006    20,695               1/31/2006    18,067            1/31/2006    15,317        1/31/2006     9,559
 2/28/2006    20,852               2/28/2006    18,161            2/28/2006    15,275        2/28/2006     9,585
 3/31/2006    20,826               3/31/2006    18,448            3/31/2006    16,016        3/31/2006     9,704
 4/30/2006    21,074               4/30/2006    18,774            4/30/2006    16,013        4/30/2006     9,834
 5/31/2006    21,074               5/31/2006    18,091            5/31/2006    15,114        5/31/2006     9,551
 6/30/2006    21,074               6/30/2006    18,053            6/30/2006    15,211        6/30/2006     9,564
 7/31/2006    21,166               7/31/2006    18,024            7/31/2006    14,716        7/31/2006     9,623
 8/31/2006    21,140               8/31/2006    18,325            8/31/2006    15,152        8/31/2006     9,852
 9/30/2006    21,153               9/30/2006    18,656            9/30/2006    15,278        9/30/2006    10,106
10/31/2006    21,179              10/31/2006    19,256           10/31/2006    16,158       10/31/2006    10,435
11/30/2006    21,166              11/30/2006    19,544           11/30/2006    16,583       11/30/2006    10,634
12/31/2006    21,206              12/31/2006    19,747           12/31/2006    16,638       12/31/2006    10,783

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(c)
                       For Periods Ended December 31, 2006

                                                                      Since
                                    1 Year    3 Years    5 Years   Inception(d)
                                    ------    -------    -------   ------------
Hussman Strategic Growth Fund        3.51%      4.79%      9.70%     12.38%
S&P 500 Index                       15.79%     10.44%      6.19%      1.18%
Russell 2000 Index                  18.37%     13.56%     11.39%      8.23%
--------------------------------------------------------------------------------

(a) Hussman Strategic Growth Fund invests in stocks listed on the New York, American, and NASDAQ exchanges, and does not specifically restrict its holdings to a particular market capitalization. The S&P 500 and Russell 2000 are indices of large and small capitalization stocks, respectively.

(b) "Equity investments and cash equivalents only (unhedged)" reflects the performance of the Fund's portfolio of stock investments and modest day-to-day cash balances, after fees and expenses, but excluding the impact of hedging transactions. The Fund's unhedged investment holdings do not represent a separately available portfolio, and their performance is presented solely for purposes of comparison and performance attribution.

(c) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Annualized. Initial public offering of shares was July 24, 2000.

                                 [LOGO] HUSSMAN
                                          FUNDS

                          STRATEGIC TOTAL RETURN FUND

    Comparison of the Change in Value of a $10,000 Investment in the Hussman
      Strategic Total Return Fund versus the Lehman U.S. Aggregate Index(a)

                              [LINE GRAPH OMITTED]

Hussman Strategic Total Return Fund        Lehman Brothers U.S. Aggregate Index
-----------------------------------        ------------------------------------
 9/12/2002            $ 10,000               9/12/2002            $ 10,000
 9/30/2002               9,960               9/30/2002              10,097
10/31/2002               9,830              10/31/2002              10,051
11/30/2002               9,790              11/30/2002              10,048
12/31/2002              10,230              12/31/2002              10,256
 1/31/2003              10,240               1/31/2003              10,264
 2/28/2003              10,270               2/28/2003              10,406
 3/31/2003              10,177               3/31/2003              10,398
 4/30/2003              10,177               4/30/2003              10,484
 5/31/2003              10,610               5/31/2003              10,679
 6/30/2003              10,681               6/30/2003              10,658
 7/31/2003              10,407               7/31/2003              10,300
 8/31/2003              10,670               8/31/2003              10,368
 9/30/2003              10,977               9/30/2000              10,642
10/31/2003              10,987              10/31/2003              10,544
11/30/2003              11,069              11/30/2003              10,569
12/31/2003              11,233              12/31/2003              10,677
 1/31/2004              11,297               1/31/2004              10,762
 2/29/2004              11,466               2/29/2004              10,878
 3/31/2004              11,689               3/31/2004              10,960
 4/30/2004              11,052               4/30/2004              10,675
 5/31/2004              11,275               5/31/2004              10,632
 6/30/2004              11,267               6/30/2004              10,692
 7/31/2004              11,309               7/31/2004              10,798
 8/31/2004              11,577               8/31/2004              11,004
 9/30/2004              11,714               9/30/2004              11,034
10/31/2004              11,843              10/31/2004              11,127
11/30/2004              11,942              11/30/2004              11,038
12/31/2004              11,963              12/31/2004              11,140
 1/31/2005              11,768               1/31/2005              11,209
 2/28/2005              11,931               2/28/2005              11,143
 3/31/2005              11,817               3/31/2005              11,086
 4/30/2005              11,665               4/30/2005              11,236
 5/31/2005              11,752               5/31/2005              11,358
 6/30/2005              11,987               6/30/2005              11,420
 7/31/2005              11,834               7/31/2005              11,316
 8/31/2005              12,031               8/31/2005              11,461
 9/30/2005              12,415               9/30/2005              11,343
10/31/2005              12,239              10/31/2005              11,253
11/30/2005              12,432              11/30/2005              11,303
12/31/2005              12,681              12/31/2005              11,411
 1/31/2006              12,989               1/31/2006              11,411
 2/28/2006              12,840               2/28/2006              11,449
 3/31/2006              12,850               3/31/2006              11,336
 4/30/2006              13,079               4/30/2006              11,316
 5/31/2006              12,953               5/31/2006              11,304
 6/30/2006              13,067               6/30/2006              11,328
 7/31/2006              13,194               7/31/2006              11,481
 8/31/2006              13,240               8/31/2006              11,657
 9/30/2006              12,986               9/30/2006              11,759
10/31/2006              13,254              10/31/2006              11,837
11/30/2006              13,592              11/30/2006              11,974
12/31/2006              13,398              12/31/2007              11,905

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(b)
                       For Periods Ended December 31, 2006

                                                                    Since
                                              1 Year   3 Years   Inception(c)
                                              ------   -------   ------------
Hussman Strategic Total Return Fund           5.66%     6.05%       7.04%
Lehman Brothers U.S. Aggregate Index          4.33%     3.70%       4.14%
--------------------------------------------------------------------------------

(a) The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for U.S. government, agency and corporate securities.

(b) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's adviser has agreed until at least December 31, 2007 to waive its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to 0.90% of its average daily net assets. The Fund's performance has been positively affected by these provisions. Absent such waivers and expense reimbursements, Fund performance would be lower.

(c)   Annualized. Initial public offering of shares was September 12, 2002.

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                         FEBRUARY 12, 2007
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

      Hussman Strategic Growth Fund ended 2006 with positive returns for the 7th consecutive year. Hussman Strategic Total Return Fund ended 2006 with positive returns for the 5th consecutive year. Both Funds have substantially outperformed their respective benchmarks since inception, while maintaining contained volatility.

      For the year ended December 31, 2006, Hussman Strategic Growth Fund achieved a total return of 3.51%, compared with a total return of 15.79% in the S&P 500 Index. Since inception on July 24, 2000, the Fund has achieved an overall total return of 112.06% (12.38% average annualized) versus an overall total return of 7.83% (1.18% average annualized) for the S&P 500 Index.

      For the year ended December 31, 2006, Hussman Strategic Total Return Fund achieved a total return of 5.66%, compared with a total return of 4.33% for the Lehman U.S. Aggregate Index. Since inception on September 12, 2002, the Fund has achieved an overall total return of 33.98% (7.04% average annualized) versus an overall total return of 19.05% (4.14% average annualized) for the Lehman U.S. Aggregate Index.

      The investment objectives of the Hussman Funds are distinctly long-term and "full cycle" in nature, placing very little weight on tracking the market over short periods of time. Because of our emphasis on risk management, Fund returns will periodically behave differently than various market indices. The intent of our risk management is to outperform the major indices over a complete market cycle (bull and bear markets combined), with added emphasis on defending capital in unfavorable market conditions.

      The following table presents the total returns for the Strategic Growth Fund and S&P 500 Index since the inception of the Fund. In order to assist in attributing the effects of stock selection and hedging on the Strategic Growth Fund, the table separately presents the returns of the stock positions and cash equivalents held by the Fund (after expenses), without the impact of hedging transactions.


--------------------------------------------------------------------------------
1

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

                                                   HSGFX
      YEAR                         HSGFX         STOCKS ONLY*        S&P 500
      ----------------------------------------------------------------------
      2000**                      16.40%            4.86%            -9.37%
      2001                        14.67%            9.13%           -11.89%
      2002                        14.02%          -10.03%           -22.10%
      2003                        21.08%           37.68%            28.69%
      2004                         5.16%           12.81%            10.88%
      2005                         5.71%            8.43%             4.91%
      2006                         3.51%           13.88%            15.79%
      Since Inception
      (Average annualized)        12.38%           11.15%             1.18%

* Reflects the Fund's portfolio of stock investments and cash equivalents only and excludes the impact of hedging transactions. This is not a separately available portfolio, and the performance is presented solely for purposes of comparison and performance attribution.

**    July 24, 2000 - December 31, 2000, not annualized


      The table below presents the returns for the Strategic Total Return Fund since inception.

                                                         LEHMAN
      YEAR                         HSTRX             U.S. AGGREGATE
      -------------------------------------------------------------
      2002*                        2.30%                 2.56%
      2003                         9.80%                 4.10%
      2004                         6.50%                 4.34%
      2005                         6.00%                 2.43%
      2006                         5.66%                 4.33%
      Since Inception
      (Average annualized)         7.04%                 4.14%

*     September 12, 2002 - December 31, 2002, not annualized

STRATEGIC GROWTH FUND

      Although the Strategic Growth Fund has achieved strong long-term performance with very low volatility, last year's 3.51% return in the Fund was well below expectations, even for a year in which the Fund was generally fully-hedged.

      The long-term performance of the Fund is driven by two factors. First, the Fund typically holds a fully invested position in stocks displaying some
combination  of  favorable  valuation  and  market  action.   Second,  based  on


--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

prevailing market conditions, the Fund may hedge the exposure of its stock portfolio to general market fluctuations.

      During 2006, the Fund generally held a fully-hedged investment position. The stock market weakened in the first half of the year, and the S&P 500 declined to a year-to-date loss by mid-July. Despite rich valuations and market action that has frequently been associated with continued steep declines, the stock market recovered during the second half of the year. In recent months, the market has maintained elevated valuations and a strenuously "overbought" condition. As of February 2007, the S&P 500 has reached the second-longest period on record without a 10% correction.

      The market's late-2006 recovery did not reflect how the market has typically behaved under similar conditions of valuation and market action, but such deviations are to be expected from time to time. Every set of conditions we identify is associated with a range of outcomes - if there was no range, there would be no risk. As usual, we don't attempt to forecast which direction the market will move in each specific instance, but are concerned instead with the average return/risk profile that is associated with a given set of market conditions. So while the market's late-2006 advance was not a typical outcome, it did not provide any compelling evidence that the market's long-term dynamics have changed.

      Over time, rich stock market valuations are strongly associated with unsatisfactory long-term returns. There is not a single instance in historical data since 1871 that the S&P 500 traded above 18 times record earnings and there was not a low a year or more later that erased every bit of advantage over Treasury bills. When rich valuations are coupled with poor internal market action, or with extremely bullish investor sentiment, rising interest rates and overextended short-term trends, the market has generally underperformed Treasury bills, and has often experienced abrupt short-term losses as well. Such losses need not occur in every instance to justify heightened defenses in the face of those conditions.

      So the Fund's defensive investment position, though early, was also very intentional. As an investment manager, my primary disappointment last year was that the Fund's stock selections lagged the S&P 500 by a small margin of 1.91%. In prior years, the Fund's stock holdings have consistently and significantly outperformed the S&P 500.


--------------------------------------------------------------------------------
3

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

      When the Fund has a fully-hedged investment position, the Fund's total return will generally exceed short-term Treasury bill yields by the extent to which the stocks held by the Fund outperform the indices used to hedge (after expenses). While past performance does not ensure future results, the Fund's stock holdings have outperformed the S&P 500 Index by an average of 9.97% annually since the inception of the Fund. This increment has been positive in every year except 2006. Given the Fund's hedged investment position in 2006, the modest shortfall in stock selection performance last year was enough to hold the total return of the Strategic Growth Fund below Treasury bill returns.

      Why has our stock selection approach had difficulty outperforming the market recently? The most important factor has been a preference by investors for stocks of low quality, on measures such as earnings stability and balance sheet strength. For example, Standard & Poor's Corporation publishes quality ratings on a large number of traded stocks. Although the number of individual stocks outperforming the S&P 500 diminished as 2006 progressed, an increasing fraction of these leaders had poor quality rankings. This same speculation in low quality issues is evident in the bond market, where default premiums have narrowed to unusually thin levels even for the riskiest classes of debt. To some extent, this increasing preference for "garbage stocks" and junk bonds has been apparent since 2003.

      Though I believe that this favor toward speculative issues is a short-sighted preference that will ultimately end badly for investors, my emphasis on sound valuation and financial stability has admittedly not earned the Fund's shareholders great wealth during the past few years. Still, I strongly believe that over time, investors benefit from paying no more for stocks what they can expect to receive in likely cash flows. When shareholders invest in the Strategic Growth Fund, I intend for them to own a portfolio that I honestly believe has an intrinsic value greater than the Fund's net assets, not simply a group of speculative and debt-laden stocks, blessed in hindsight by price momentum.

FULL CYCLES

      Meanwhile, it is helpful to analyze the Fund's performance within the context of its relevant investment horizon - the complete market cycle (the combination of at least one bull market and one bear market).

      The Strategic Growth Fund achieved double digit annual gains despite deep market losses in 2000, 2001, and 2002, and achieved a further 21.08% return as the stock market recovered in 2003. By December 31,


--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

2003, the Fund had achieved a total return of 84.29% since its July 24, 2000 inception (an average annual return of 19.47%) versus a loss of -19.95% in the S&P 500 (an average annual return of -6.27%).

      More recently, however, the Fund has achieved only single-digit annual gains. During the three-year period from December 31, 2003 through December 31, 2006, the Strategic Growth Fund achieved an overall total return of 15.07% (an average annual return of 4.79%) versus an overall total return of 34.70% (an average annual return of 10.43%) for the S&P 500 Index.

      This three-year performance gap is actually a modest disparity for a hedged investment strategy. With the market extremely overdue for a material correction, it would take little market difficulty to put the Fund even with the S&P 500 for the period since 2003.

      To illustrate, suppose that the Fund remains fully-hedged during a one-year bear market decline. Given the prevailing yield of 5% on short-term Treasury bills, and assuming the Fund's stock holdings (after expenses) perform no better or worse than the indices it uses to hedge, the Fund would also achieve a total return of about 5%.

      How deep would the bear market loss in the S&P 500 then have to be in order to close the performance gap that has emerged since 2003? The calculation is:

      1 - 1.05 x 1.1507 / 1.3470 = -10.30%.

      We evidently do not require much of a bear market.

      Of course, if the Fund's stock investments were to perform better than the indices we use to hedge, the performance of the Fund would be positively affected. If the Fund's stock investments were to lose substantially more in a bear market decline than the indices we use to hedge, or if the Fund was not fully hedged during such a decline, the performance of the Fund would be negatively affected.

      The impact of bear market declines on compound returns is striking. It is useful to remember that, historically, less than half of the gains enjoyed during bull market advances are retained by investors by the end of the subsequent bear market. For example, a 30% bear market decline (about average by historical standards) would whittle an 80% bull market gain to just 26% over


--------------------------------------------------------------------------------
5

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

the full cycle (i.e. 0.70 x 1.80 = 1.26). As noted above, I would expect the modest performance difference between the Fund and the S&P 500 in recent years to be eliminated by a much shallower decline.

      Unless investors assume that the market will experience no declines of significance in the coming years, my impression is that any concerns about the hedged stance of the Fund are probably misplaced. The larger issue, in my view, is the extent to which investors are no longer demanding significant risk premiums and default premiums on securities that are actually quite risky.

      As I inquired in a recent weekly comment, if the parents or the children of Wall Street analysts were to ask for wise investment advice, would the first thought of these analysts really be to encourage stock purchases at a multi-year market high, in a long-uncorrected and strenuously overbought advance, at a multiple of over 18 times record earnings on unusually wide profit margins, with wages and unit labor costs rising faster than inflation, while interest rates are rising, bullish sentiment is unusually high, and corporate insiders are selling heavily? Would the potential for further gains in that environment exceed the next inevitable correction by an amount that would make the net gains worth the risk?

      My advice would be to patiently defend capital until conditions emerge that have historically produced acceptable returns, on average, given the risks involved. Those conditions will inevitably arrive, but they are currently not present.

STRATEGIC TOTAL RETURN FUND

      For the year ended December 31, 2006, the Strategic Total Return Fund achieved a total return of 5.66%, compared with a total return of 4.33% for the Lehman U.S. Aggregate Index.

      During the past three years, the range of annual interest rate fluctuations in U.S. Treasury bonds has been less than half the average of the past 50 years. In 2006, the yield on 10-year Treasury bonds fluctuated in a range of less than 100 basis points. The 10-year Treasury yield increased modestly, from 4.44% to 4.75%. For most of the year, the yield curve was "inverted," with short-term Treasury bill yields exceeding Treasury bond yields.

      Given the combination of low Treasury yields, a relatively narrow trading range, and an inverted yield curve, there was not much opportunity last year to strategically vary our exposure to interest rate fluctuations. Accordingly, the


--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

Fund generally maintained an exposure to shorter-duration Treasury securities in 2006, primarily holding inflation-protected notes.

      The Strategic Total Return Fund also has the ability to hold up to 30% of its assets in alternatives to U.S. fixed income securities, including foreign government bonds, utility stocks and precious metals shares. During 2006, the Fund maintained a small exposure to utility stocks (generally less than 5% of assets), and a similarly small position in yen-denominated agency notes. As in recent years, the primary source of day-to-day fluctuation in the Fund's net asset value has been its holdings of precious metals shares, which have generally represented in the range of 10-20% of net assets, depending on market conditions.

PORTFOLIO COMPOSITION

      As of December 31, 2006, the Strategic Growth Fund had net assets of $2,842,875,029 and held 130 stocks in a wide variety of industries. The largest sector holdings were in consumer staples (20.1% of total investments) and healthcare (17.7% of total investments). The smallest industry weight relative to the S&P 500 remained in financials (2.8% of total investments).

      Within a small day-to-day range of fluctuation due to share purchases and redemptions, and securities settlements, the Fund's portfolio has remained fully invested in individual stocks, with an offsetting short position in the S&P 500 and Russell 2000 Indices, using long-put / short-call index option combinations, where no more than one of those options is "in the money" at the time the position is established. These option combinations hedge the value of the Fund's stock positions against the impact of market fluctuations, although Fund returns are still influenced by the extent that the performance of the stocks held by the Fund differs from the performance of the indices used to hedge.

      While the performance of the Strategic Growth Fund's diversified portfolio cannot be attributed to any narrow group of stocks, the following holdings achieved gains in excess of $10 million during the semi-annual period ended December 31, 2006: McDonalds, NVIDIA, Exxon Mobil, Nike and Lexmark. The Fund experienced a loss in excess of $10 million in Omnivision Technologies. For the full calendar year ended December 31, 2006, the Fund achieved gains in excess of $10 million in NVIDIA, Exxon Mobil, McDonalds, Applera, Lexmark, ConocoPhillips, Marathon Oil, Garmin and Energizer Holdings. The Fund experienced a loss greater than $10 million in Omnivision Technologies and Omnicare.


--------------------------------------------------------------------------------
7

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

      As of December 31, 2006, the Strategic Total Return Fund had net assets of $188,175,444. Treasury inflation protected securities accounted for 50.6% of the Fund's net assets. Short-term Treasury bills, government agency securities and money market securities represented an additional 26.1% of net assets. Precious metals shares represented 18.8% of net assets, and utility stocks represented 3.7%. The Fund had an average duration of just over 2 years (meaning that a 1% change in interest rates would be expected to impact the Fund's asset value by about 2% on the basis of bond price fluctuations). Because of that very low duration, precious metals shares continued to account for most of the day-to-day fluctuations in the net asset value of the Fund.

      In the Strategic Total Return Fund, during the semi-annual period ended December 31, 2006, portfolio gains in excess of $500,000 were achieved in Agnico Eagle Mines, Goldcorp, and Endesa. The Fund experienced a loss in excess of $500,000 in Newmont Mining. For the full calendar year ended December 31, 2006, the Fund achieved gains in excess of $500,000 in Agnico Eagle Mines, Goldcorp, Endesa, Barrick Gold, and OGE Energy. The Fund experienced a loss greater than $500,000 in Newmont Mining.

PRESENT CONDITIONS

      As usual, our investment positions are not based on specific forecasts of near-term market direction, but on market conditions that have historically been associated with unsatisfactory return/risk profiles, on average. Changes in our investment position are driven primarily by changes in prevailing, observable evidence regarding valuations and other market conditions.

      Once market valuations become very rich, the market loses "investment merit" because elevated market valuations have historically been associated with unsatisfactory long-term returns. Further bull market gains are then only speculative, because they tend to be temporary in nature, and are typically surrendered during the subsequent bear market decline.

      Still, it has generally been possible to capture some portion of these speculative returns. Specifically, the stock market has historically provided reasonably good return/risk performance even when valuations have been rich, provided that broad market action has been favorable across a wide range of stocks, industries and security types, and market conditions have not been over-extended on the basis of price trends or bullish sentiment.

      Accordingly,   we  do  not  require   stocks  to  decline  to  average  or
below-average valuations in order to establish a constructive investment position. If


--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

the major indices can decline sufficiently to clear recent extremes in price trends and investor optimism, without a strong deterioration in broad market action, I would expect to increase the exposure of the Strategic Growth Fund to market fluctuations. That exposure would most probably be established using call options, in order to retain protection against unanticipated market losses.

      In any event, it should not be assumed that the stock market must fall to historic undervaluation before the Strategic Growth Fund reduces its hedges. Overvaluation raises the burden of proof, but it does not rule out moderate speculative exposure to market fluctuations.

      In the bond market, the factors most likely to support a greater exposure to interest rate fluctuations in the year ahead would be a widening of credit spreads, or a significant increase in yield levels. As of December 31, 2006, yield levels remained too low to provide compelling value, while credit spreads were narrow and the yield curve was inverted. An abrupt widening of credit spreads (the difference between risky corporate yields and default-free Treasury yields) would indicate not only heightened default risks, but also risk to the U.S. economy. This would most probably create downward pressure on yields, despite their relatively low levels at present. Alternatively, higher yield levels would provide an opportunity to take a more constructive investment position in bonds, by improving conditions on the basis of valuation.

      Although prevailing conditions do not warrant substantial exposure to fluctuations in the stock and bond markets, these conditions are unlikely to be sustained indefinitely. It is the nature of the financial markets to experience a rich variety of conditions over the course of a complete market cycle, just as it is the nature of economies to ebb and flow. From this perspective, it is dangerous for investors to believe that valuations have established a permanently high plateau or that an economic setting described with words like "Goldilocks" and "Eden-like" will long remain balanced on the razor's edge.

      As always, I am grateful for your investment in the Funds, and for your trust.


Best wishes,

JOHN P. HUSSMAN, PH.D.


--------------------------------------------------------------------------------
9

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE FOUND AT THE HUSSMAN FUNDS' WEBSITE WWW.HUSSMANFUNDS.COM.

      An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectuses contain this and other important information. To obtain a copy of the Hussman Funds' prospectuses please visit our website at www.hussmanfunds.com or call 1-800-487-7626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Hussman Funds are distributed by Ultimus Fund Distributors, LLC.

      The Letter to Shareholders seeks to describe some of the adviser's current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions and views expressed, actual results may differ, sometimes significantly so, from those it expects and expresses. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Semi-Annual Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. The opinions of the adviser with respect to those securities may change at any time. Weekly updates regarding market conditions and investment strategy, as well as special reports and analysis, are available at no charge at the Fund's website www.hussmanfunds.com.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                   SECTOR ALLOCATION (% OF TOTAL INVESTMENTS)

                               [PIE CHART OMITTED]

Consumer Staples                    20.1%
Health Care                         17.7%
Consumer Discretionary              16.7%
Information Technology              14.6%
Energy                               8.7%
Telecommunications Services          7.1%
Industrials                          5.6%
Materials                            4.4%
Financials                           2.8%
Other                                2.1%
Utilities                            0.2%


HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                   ASSET ALLOCATION (% OF TOTAL INVESTMENTS)

                               [PIE CHART OMITTED]

U.S. Treasury Inflation-Protection Notes      51.0%
Precious Metal Stocks                         19.0%
Other U.S. Treasury Obligations               15.8%
Other                                          7.3%
Utility Stocks                                 3.7%
U.S. Government Agency Obligations             3.2%


--------------------------------------------------------------------------------
11

HUSSMAN INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             HUSSMAN           HUSSMAN
                                                                            STRATEGIC       STRATEGIC TOTAL
                                                                           GROWTH FUND        RETURN FUND
                                                                         ---------------    ---------------
ASSETS
  Investments in securities:
      At acquisition cost ............................................   $ 2,685,149,474    $   168,508,074
                                                                         ===============    ===============
      At value (Note 1) ..............................................   $ 2,955,879,102    $   173,206,439
  Investments in money market funds ..................................       179,775,703         13,632,467
  Cash ...............................................................           500,000                 --
  Dividends and interest receivable ..................................         4,665,765          1,510,743
  Receivable for capital shares sold .................................         3,480,032             22,320
  Other assets .......................................................           125,341             32,222
                                                                         ---------------    ---------------
      Total Assets ...................................................     3,144,425,943        188,404,191
                                                                         ---------------    ---------------

LIABILITIES
  Dividends payable ..................................................         3,778,587                 --
  Written call options, at value (Notes 1 and 4)
      (premiums received $280,424,000) ...............................       289,278,000                 --
  Payable for capital shares redeemed ................................         5,783,348             88,877
  Accrued investment advisory fees (Note 3) ..........................         2,358,540             76,865
  Payable to administrator (Note 3) ..................................           209,700             21,250
  Other accrued expenses and liabilities .............................           142,739             41,755
                                                                         ---------------    ---------------
      Total Liabilities ..............................................       301,550,914            228,747
                                                                         ---------------    ---------------

NET ASSETS ...........................................................   $ 2,842,875,029    $   188,175,444
                                                                         ===============    ===============

Net assets consist of
  Paid-in capital ....................................................   $ 2,778,423,755    $   184,575,825
  Accumulated undistributed (overdistributed) net investment income ..           130,988            (81,012)
  Accumulated net realized losses from security
      transactions and option contracts ..............................      (197,555,342)        (1,017,420)
  Net unrealized appreciation on investments and options .............       261,875,628          4,925,152
  Net unrealized depreciation on translation of assets
      and liabilities in foreign currencies ..........................                --           (227,101)
                                                                         ---------------    ---------------

NET ASSETS ...........................................................   $ 2,842,875,029    $   188,175,444
                                                                         ===============    ===============

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ................................       181,803,511         17,036,007
                                                                         ===============    ===============

Net asset value, offering price and redemption
  price per share(a) (Note 1) ........................................   $         15.64    $         11.05
                                                                         ===============    ===============

(a)   Redemption price varies based on length of time shares are held.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   HUSSMAN          HUSSMAN
                                                                  STRATEGIC     STRATEGIC TOTAL
                                                                 GROWTH FUND      RETURN FUND
                                                                -------------    -------------
INVESTMENT INCOME
  Dividends .................................................   $  29,946,393    $     831,265
  Foreign withholding taxes on dividends ....................        (181,301)          (8,390)
  Interest ..................................................              --        1,323,028
                                                                -------------    -------------
      Total Income ..........................................      29,765,092        2,145,903
                                                                -------------    -------------

EXPENSES
  Investment advisory fees (Note 3) .........................      14,241,329          485,445
  Administration fees (Note 3) ..............................         759,926           70,638
  Transfer agent, account maintenance and
      shareholder services fees (Note 3) ....................         690,472           41,837
  Custodian and bank service fees ...........................         115,333           12,277
  Fund accounting fees (Note 3) .............................         101,217           23,812
  Registration and filing fees ..............................          81,945           30,411
  Professional fees .........................................          54,999           44,349
  Trustees' fees and expenses ...............................          28,900           28,900
  Insurance expense .........................................          35,218            2,442
  Compliance service fees (Note 3) ..........................          31,044            4,618
  Plus previously waived investment advisory fees
      recouped by the Adviser (Note 3) ......................              --           21,922
  Other expenses ............................................          54,307           27,713
                                                                -------------    -------------
      Total Expenses ........................................      16,194,690          794,364
                                                                -------------    -------------

NET INVESTMENT INCOME .......................................      13,570,402        1,351,539
                                                                -------------    -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
  OPTION CONTRACTS AND FOREIGN CURRENCIES (NOTE 4)
  Net realized gains (losses) from:
      Security transactions .................................      34,742,930         (956,007)
      Option contracts ......................................    (228,266,510)              --
      Foreign currency transactions .........................              --           (1,857)
  Net change in unrealized appreciation/depreciation on:
      Investments ...........................................     221,149,515        4,186,173
      Option contracts ......................................     (23,776,500)              --
      Foreign currency translation ..........................              --         (218,100)
                                                                -------------    -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS,
  OPTION CONTRACTS AND FOREIGN CURRENCIES ...................       3,849,435        3,010,209
                                                                -------------    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................   $  17,419,837    $   4,361,748
                                                                =============    =============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
13

HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED              YEAR
                                                                     DECEMBER 31,           ENDED
                                                                         2006              JUNE 30,
                                                                      (UNAUDITED)           2006
                                                                    ---------------    ---------------
FROM OPERATIONS
  Net investment income .........................................   $    13,570,402    $    14,378,679
  Net realized gains (losses) from:
      Security transactions .....................................        34,742,930        244,834,733
      Option contracts ..........................................      (228,266,510)      (162,052,342)
  Net change in unrealized appreciation/depreciation on:
      Investments ...............................................       221,149,515        (38,796,122)
      Option contracts ..........................................       (23,776,500)        48,136,250
                                                                    ---------------    ---------------
Net increase in net assets resulting from operations ............        17,419,837        106,501,198
                                                                    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ....................................       (23,489,795)        (7,903,689)
  From net realized gains .......................................       (82,737,302)       (69,606,458)
                                                                    ---------------    ---------------
Net decrease in net assets from distributions to shareholders ...      (106,227,097)       (77,510,147)
                                                                    ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .....................................       527,846,267      1,393,333,433
  Net asset value of shares issued in reinvestment of
      distributions to shareholders .............................        91,037,302         69,245,755
  Proceeds from redemption fees collected (Note 1) ..............           716,949            775,369
  Payments for shares redeemed ..................................      (504,026,642)      (511,750,868)
                                                                    ---------------    ---------------
Net increase in net assets from capital share transactions ......       115,573,876        951,603,689
                                                                    ---------------    ---------------

TOTAL INCREASE IN NET ASSETS ....................................        26,766,616        980,594,740

NET ASSETS
  Beginning of period ...........................................     2,816,108,413      1,835,513,673
                                                                    ---------------    ---------------
  End of period .................................................   $ 2,842,875,029    $ 2,816,108,413
                                                                    ===============    ===============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME .................   $       130,988    $    10,050,381
                                                                    ===============    ===============

CAPITAL SHARE ACTIVITY
  Sold ..........................................................        32,842,447         86,814,263
  Reinvested ....................................................         5,814,975          4,421,266
  Redeemed ......................................................       (31,477,197)       (32,050,718)
                                                                    ---------------    ---------------
  Net increase in shares outstanding ............................         7,180,225         59,184,811
  Shares outstanding at beginning of period .....................       174,623,286        115,438,475
                                                                    ---------------    ---------------
  Shares outstanding at end of period ...........................       181,803,511        174,623,286
                                                                    ===============    ===============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED            YEAR
                                                                    DECEMBER 31,         ENDED
                                                                        2006           JUNE 30,
                                                                     (UNAUDITED)         2006
                                                                    -------------    -------------
FROM OPERATIONS
  Net investment income .........................................   $   1,351,539    $   3,918,703
  Net realized gains (losses) from:
      Security transactions .....................................        (956,007)       8,194,573
      Foreign currency transactions .............................          (1,857)           6,396
  Net change in unrealized appreciation/depreciation on:
      Investments ...............................................       4,186,173         (901,485)
      Foreign currency translation ..............................        (218,100)         (64,909)
                                                                    -------------    -------------
Net increase in net assets resulting from operations ............       4,361,748       11,153,278
                                                                    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ....................................      (1,550,182)      (3,807,952)
  From net realized gains .......................................      (6,811,839)      (3,268,055)
                                                                    -------------    -------------
Net decrease in net assets from distributions to shareholders ...      (8,362,021)      (7,076,007)
                                                                    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .....................................      39,056,295       54,330,916
  Net asset value of shares issued in reinvestment of
      distributions to shareholders .............................       7,580,612        6,375,542
  Proceeds from redemption fees collected (Note 1)  .............          56,132           28,184
  Payments for shares redeemed ..................................     (13,252,628)     (34,232,131)
                                                                    -------------    -------------
Net increase in net assets from capital share transactions ......      33,440,411       26,502,511
                                                                    -------------    -------------

TOTAL INCREASE IN NET ASSETS ....................................      29,440,138       30,579,782

NET ASSETS
  Beginning of period ...........................................     158,735,306      128,155,524
                                                                    -------------    -------------
  End of period .................................................   $ 188,175,444    $ 158,735,306
                                                                    =============    =============

ACCUMULATED (OVERDISTRIBUTED) UNDISTRIBUTED
  NET INVESTMENT INCOME .........................................   $     (81,012)   $     119,488
                                                                    =============    =============

CAPITAL SHARE ACTIVITY
  Sold ..........................................................       3,473,034        4,831,412
  Reinvested ....................................................         692,928          574,073
  Redeemed ......................................................      (1,179,235)      (3,068,452)
                                                                    -------------    -------------
  Net increase in shares outstanding ............................       2,986,727        2,337,033
  Shares outstanding at beginning of period .....................      14,049,280       11,712,247
                                                                    -------------    -------------
  Shares outstanding at end of period ...........................      17,036,007       14,049,280
                                                                    =============    =============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
15

HUSSMAN STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED           YEAR          YEAR        YEAR         YEAR           YEAR
                                               DECEMBER 31,       ENDED         ENDED       ENDED        ENDED          ENDED
                                                  2006           JUNE 30,      JUNE 30,    JUNE 30,     JUNE 30,       JUNE 30,
                                               (UNAUDITED)        2006          2005        2004         2003           2002
                                               -----------     -----------  -----------  -----------  -----------    -----------
Net asset value at
     beginning of period ....................  $     16.13     $     15.90  $     15.89  $     13.80  $     13.34    $     12.20
                                               -----------     -----------  -----------  -----------  -----------    -----------
Income (loss) from investment operations:
  Net investment income (loss) ..............         0.07            0.08         0.06        (0.04)       (0.02)         (0.04)
  Net realized and unrealized
    gains on investments
    and options .............................         0.03            0.69         0.68         2.13         1.36           2.52
                                               -----------     -----------  -----------  -----------  -----------    -----------
Total from investment operations ............         0.10            0.77         0.74         2.09         1.34           2.48
                                               -----------     -----------  -----------  -----------  -----------    -----------
Less distributions:
  Dividends from net
      investment income .....................        (0.13)          (0.05)       (0.03)          --           --             --
Distributions from
      net realized gains ....................        (0.46)          (0.50)       (0.71)       (0.01)       (0.93)         (1.35)
                                               -----------     -----------  -----------  -----------  -----------    -----------
Total distributions .........................        (0.59)          (0.55)       (0.74)       (0.01)       (0.93)         (1.35)
                                               -----------     -----------  -----------  -----------  -----------    -----------
Proceeds from redemption fees
      collected (Note 1) ....................         0.00(e)         0.01         0.01         0.01         0.05           0.01
                                               -----------     -----------  -----------  -----------  -----------    -----------
Net asset value at end of period ............  $     15.64     $     16.13  $     15.90  $     15.89  $     13.80    $     13.34
                                               ===========     ===========  ===========  ===========  ===========    ===========
Total return(a) .............................         0.63%(d)        5.05%        4.95%       15.22%       11.25%         22.24%
                                               ===========     ===========  ===========  ===========  ===========    ===========
Net assets at end
  of period (000's) .........................  $ 2,842,875     $ 2,816,108  $ 1,835,514  $ 1,316,703  $   511,928    $   173,342
                                               ===========     ===========  ===========  ===========  ===========    ===========
Ratio of net expenses to
  average net assets ........................         1.10%(b)        1.14%        1.24%        1.34%        1.45%          1.99%(c)

Ratio of net investment income
  (loss) to average net assets ..............         0.92%(b)        0.63%        0.44%       (0.39%)      (0.15%)        (0.81%)

Portfolio turnover rate .....................           46%(d)          63%          81%          66%         123%           199%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Annualized.

(c) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 2.03% for the year ended June 30, 2002.

(d)   Not annualized

(e)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED  PER SHARE  DATA AND  RATIOS FOR A SHARE  OUTSTANDING  THROUGHOUT  EACH
PERIOD
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED             YEAR             YEAR           YEAR          PERIOD
                                                    DECEMBER 31,         ENDED            ENDED          ENDED          ENDED
                                                       2006             JUNE 30,         JUNE 30,       JUNE 30,       JUNE 30,
                                                    (UNAUDITED)          2006             2005           2004          2003(a)
                                                    -----------       -----------      -----------    -----------    -----------
Net asset value at beginning of period ............ $     11.30       $     10.94      $     10.53    $     10.54    $     10.00
                                                    -----------       -----------      -----------    -----------    -----------

Income from investment operations:
  Net investment income ...........................        0.09              0.32             0.24           0.21           0.14
  Net realized and unrealized gains on
      investments and foreign currencies ..........        0.19              0.65             0.42           0.35           0.52
                                                    -----------       -----------      -----------    -----------    -----------
Total from investment operations ..................        0.28              0.97             0.66           0.56           0.66
                                                    -----------       -----------      -----------    -----------    -----------

Less distributions:
  Dividends from net investment income ............       (0.10)            (0.31)           (0.24)         (0.21)         (0.14)
  Distributions from net realized gains ...........       (0.43)            (0.30)           (0.02)         (0.37)            --
                                                    -----------       -----------      -----------    -----------    -----------
Total distributions ...............................       (0.53)            (0.61)           (0.26)         (0.58)         (0.14)
                                                    -----------       -----------      -----------    -----------    -----------

Proceeds from redemption
  fees collected (Note 1) .........................        0.00(b)           0.00(b)          0.01           0.01           0.02
                                                    -----------       -----------      -----------    -----------    -----------

Net asset value at end of period .................. $     11.05       $     11.30      $     10.94    $     10.53    $     10.54
                                                    ===========       ===========      ===========    ===========    ===========

Total return(c) ...................................        2.54%(d)          9.01%            6.40%          5.49%          6.81%(d)
                                                    ===========       ===========      ===========    ===========    ===========

 Net assets at end of period (000's) .............. $   188,175       $   158,735      $   128,156    $   105,308    $    18,983
                                                    ===========       ===========      ===========    ===========    ===========

 Ratio of net expenses to average net assets(e) ...        0.90%(f)          0.90%            0.90%          0.90%          0.90%(f)

 Ratio of net investment income
   to average net assets ..........................        1.53%(f)          2.94%            2.25%          2.34%          1.99%(f)

 Portfolio turnover rate ..........................          36%(d)            55%              64%           174%           151%(f)

(a) Represents the period from the commencement of operations (September 12, 2002) through June 30, 2003.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.92%, 1.01%, 1.17% and 2.32%(f) for the periods ended June 30, 2006,
      2005, 2004 and 2003, respectively.

(f)   Annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
17

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES      COMMON STOCKS -- 101.75%                                 VALUE
================================================================================
             AIR FREIGHT & LOGISTICS -- 0.77%
    200,000  FedEx Corp........................................ $    21,724,000
                                                                ---------------
             AUTO COMPONENTS -- 0.14%
     66,900  Autoliv, Inc......................................       4,034,070
                                                                ---------------
             AUTOMOBILES -- 1.99%
    750,000  Honda Motor Co. Ltd. - ADR........................      29,655,000
    200,000  Toyota Motor Corp. - ADR..........................      26,862,000
                                                                ---------------
                                                                     56,517,000
                                                                ---------------
             BEVERAGES -- 5.69%
  1,400,000  Coca-Cola Co. (The)...............................      67,550,000
    400,000  Coca-Cola Enterprises, Inc........................       8,168,000
     30,200  Fomento Economico Mexicano, S.A. de C.V. - ADR....       3,495,952
    650,000  Pepsi Bottling Group, Inc. (The)..................      20,091,500
  1,000,000  PepsiCo, Inc......................................      62,550,000
                                                                ---------------
                                                                    161,855,452
                                                                ---------------
             BIOTECHNOLOGY -- 3.08%
  1,750,000  Applera Corp. - Applied Biosystems Group..........      64,207,500
    270,400  Gilead Sciences, Inc. (a).........................      17,557,072
    119,500  Illumina, Inc. (a)................................       4,697,545
     27,400  Integra LifeSciences Holdings (a).................       1,166,966
                                                                ---------------
                                                                     87,629,083
                                                                ---------------
             BUILDING PRODUCTS -- 0.53%
    500,000  Masco Corp........................................      14,935,000
                                                                ---------------
             CAPITAL MARKETS -- 0.72%
    250,000  Morgan Stanley ...................................      20,357,500
                                                                ---------------
             CHEMICALS -- 1.84%
    232,800  Albany Molecular Research, Inc. (a)...............       2,458,368
    100,000  BASF AG - ADR.....................................       9,720,000
    341,700  Eastman Chemical Co...............................      20,266,227
    350,000  Headwaters, Inc. (a)..............................       8,386,000
    250,000  OM Group, Inc. (a)................................      11,320,000
                                                                ---------------
                                                                     52,150,595
                                                                ---------------
             COMMERCIAL BANKS -- 0.97%
    300,000  Bank of America Corp. ............................      16,017,000
    200,000  Barclays plc - ADR................................      11,628,000
                                                                ---------------
                                                                     27,645,000
                                                                ---------------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES      COMMON STOCKS -- 101.75% (CONTINUED)                     VALUE
================================================================================
             COMMERCIAL SERVICES & SUPPLIES -- 2.07%
  1,600,000  Waste Management, Inc............................. $    58,832,000
                                                                ---------------
             COMMUNICATIONS EQUIPMENT -- 1.04%
    711,700  CommScope, Inc. (a)...............................      21,692,616
    250,000  Polycom, Inc. (a).................................       7,727,500
                                                                ---------------
                                                                     29,420,116
                                                                ---------------
             COMPUTERS AND PERIPHERALS -- 3.09%
    155,000  Ambient Corp. (a).................................          13,175
    600,000  Lexmark International, Inc. (a)...................      43,920,000
  1,020,024  SanDisk Corp. (a).................................      43,891,632
                                                                ---------------
                                                                     87,824,807
                                                                ---------------
             CONSTRUCTION MATERIALS -- 0.47%
    308,000  Encore Wire Corp. ................................       6,779,080
     71,500  Nanophase Technologies Corp. (a)..................         426,855
     75,000  POSCO - ADR.......................................       6,200,250
                                                                ---------------
                                                                     13,406,185
                                                                ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.00%
    500,000  ALLTEL Corp.......................................      30,240,000
  1,000,000  AT&T, Inc.........................................      35,750,000
    107,800  BT Group plc - ADR................................       6,456,142
    500,000  CenturyTel, Inc...................................      21,830,000
  2,500,000  Nokia Oyj - ADR...................................      50,800,000
  1,250,000  Verizon Communications, Inc.......................      46,550,000
    516,963  Windstream Corp...................................       7,351,214
                                                                ---------------
                                                                    198,977,356
                                                                ---------------
             ELECTRICAL EQUIPMENT -- 1.00%
    400,000  Energizer Holdings, Inc. (a)......................      28,396,000
                                                                ---------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.54%
    626,300  Benchmark Electronics, Inc. (a)...................      15,256,668
    500,000  Checkpoint Systems, Inc. (a)......................      10,100,000
  1,000,000  Flextronics International Ltd. (a)................      11,480,000
    250,000  Garmin Ltd........................................      13,915,000
    721,200  Nano-Proprietary, Inc. (a)........................       1,009,680
    400,000  Trimble Navigation Ltd. (a).......................      20,292,000
                                                                ---------------
                                                                     72,053,348
                                                                ---------------
             ENERGY EQUIPMENT & SERVICES -- 0.45%
    250,000  Valero Energy Corp. ..............................      12,790,000
                                                                ---------------


--------------------------------------------------------------------------------
19

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES      COMMON STOCKS -- 101.75% (CONTINUED)                     VALUE
================================================================================
             FOOD PRODUCTS -- 10.59%
  1,750,000  Archer-Daniels-Midland Co......................... $    55,930,000
  1,500,000  Campbell Soup Co..................................      58,335,000
  1,000,000  General Mills, Inc................................      57,600,000
    689,600  H.J. Heinz Co.....................................      31,038,896
  1,250,000  Kellogg Co........................................      62,575,000
  1,000,000  Kraft Foods, Inc. ................................      35,700,000
                                                                ---------------
                                                                    301,178,896
                                                                ---------------
             GAS UTILITIES -- 0.16%
    115,600  National Fuel Gas Co..............................       4,455,224
                                                                ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 0.05%
    250,000  Accelrys, Inc. (a)................................       1,502,500
                                                                ---------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.73%
    150,000  Cardinal Health, Inc..............................       9,664,500
    400,000  Molina Healthcare, Inc. (a).......................      13,004,000
    500,000  Quest Diagnostics, Inc............................      26,500,000
                                                                ---------------
                                                                     49,168,500
                                                                ---------------
             HOTELS, RESTAURANTS & LEISURE -- 1.87%
  1,200,000  McDonald's Corp...................................      53,196,000
                                                                ---------------
             HOUSEHOLD DURABLES -- 0.86%
    238,700  Rent-A-Center, Inc. (a)...........................       7,044,037
     13,800  Sherwin-Williams Co...............................         877,404
    200,000  Whirlpool Corp....................................      16,604,000
                                                                ---------------
                                                                     24,525,441
                                                                ---------------
             HOUSEHOLD PRODUCTS -- 4.60%
    900,000  Clorox Co. (The)..................................      57,735,000
    600,000  Colgate-Palmolive Co..............................      39,144,000
    500,000  Kimberly-Clark Corp...............................      33,975,000
                                                                ---------------
                                                                    130,854,000
                                                                ---------------
             INFORMATION TECHNOLOGY CONSULTING &
               SERVICES -- 2.93%
  1,000,000  Computer Sciences Corp. (a).......................      53,370,000
    500,000  Convergys Corp. (a)...............................      11,890,000
    230,000  Fiserv, Inc. (a)..................................      12,056,600
    214,300  Macrovision Corp. (a).............................       6,056,118
                                                                ---------------
                                                                     83,372,718
                                                                ---------------
             INSURANCE -- 1.23%
    400,000  Berkley (W.R.) Corp...............................      13,804,000
    400,000  Chubb Corp. (The).................................      21,164,000
                                                                ---------------
                                                                     34,968,000
                                                                ---------------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES      COMMON STOCKS -- 101.75% (CONTINUED)                     VALUE
================================================================================
             INTERNET SOFTWARE & SERVICES -- 0.29%
    300,000  Cisco Systems, Inc. (a)........................... $     8,199,000
                                                                ---------------
             LEISURE EQUIPMENT & PRODUCTS -- 2.90%
    200,000  Borders Group, Inc................................       4,470,000
     49,400  Fuji Photo Film Co. Ltd. - ADR....................       2,041,702
  1,200,000  Grupo Televisa S.A. - ADR.........................      32,412,000
  1,750,000  Mattel, Inc. .....................................      39,655,000
    755,000  TiVo, Inc. (a)....................................       3,865,600
                                                                ---------------
                                                                     82,444,302
                                                                ---------------
             MACHINERY -- 1.43%
    200,000  Caterpillar, Inc..................................      12,266,000
    300,000  Deere & Co........................................      28,521,000
                                                                ---------------
                                                                     40,787,000
                                                                ---------------
             MARINE -- 0.02%
     12,200  Tsakos Energy Navigation Ltd......................         559,980
                                                                ---------------
             MEDIA -- 1.10%
    100,000  Comcast Corp - Class A Special (a)................       4,188,000
     50,000  Idearc, Inc. (a)..................................       1,432,500
    750,000  Walt Disney Co. (The).............................      25,702,500
                                                                ---------------
                                                                     31,323,000
                                                                ---------------
             METALS & MINING -- 1.44%
    750,000  Nucor Corp........................................      40,995,000
                                                                ---------------
             MULTILINE RETAIL -- 1.55%
    400,000  Dollar General Corp...............................       6,424,000
  1,250,000  Dollar Tree Stores, Inc. (a)......................      37,625,000
                                                                ---------------
                                                                     44,049,000
                                                                ---------------
             OFFICE ELECTRONICS -- 0.65%
    326,500  Canon, Inc. - ADR.................................      18,476,635
                                                                ---------------
             OIL & GAS -- 8.65%
    150,000  Anadarko Petroleum Corp...........................       6,528,000
    250,000  BP Amoco plc - ADR................................      16,775,000
    250,000  Chevron Corp......................................      18,382,500
    804,105  ConocoPhillips....................................      57,855,355
  1,000,000  Exxon Mobil Corp. ................................      76,630,000
    450,000  Marathon Oil Corp. ...............................      41,625,000
    100,000  Petroleo Brasileiro S.A. - ADR....................      10,299,000
    250,000  Royal Dutch Petroleum Co..........................      17,697,500
                                                                ---------------
                                                                    245,792,355
                                                                ---------------


--------------------------------------------------------------------------------
21

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES      COMMON STOCKS -- 101.75% (CONTINUED)                     VALUE
================================================================================
             PAPER & FOREST PRODUCTS -- 0.84%
    700,000  International Paper Co............................ $    23,870,000
                                                                ---------------
             PHARMACEUTICALS -- 13.51%
    558,700  Altair Nanotechnologies, Inc. (a).................       1,469,381
  1,000,000  Biovail Corp.  ...................................      21,160,000
    250,000  Cephalon, Inc. (a)................................      17,602,500
    500,000  Forest Laboratories, Inc. (a).....................      25,300,000
  1,000,000  GlaxoSmithKline plc - ADR.........................      52,760,000
  1,000,000  Johnson & Johnson.................................      66,020,000
    500,000  King Pharmaceuticals, Inc. (a)....................       7,960,000
    750,000  Novartis AG - ADR.................................      43,080,000
    500,000  Omnicare, Inc.....................................      19,315,000
  2,000,000  Pfizer, Inc.......................................      51,800,000
    340,000  Pharmaceutical Product Development, Inc...........      10,954,800
    125,000  Pharmacopeia Drug Discovery, Inc. (a).............         532,500
    579,000  Sanofi-Aventis - ADR..............................      26,732,430
    250,000  Shire Pharmaceuticals Group plc - ADR.............      15,440,000
    200,000  Teva Pharmaceutical Industries Ltd. - ADR.........       6,216,000
    350,000  Wyeth.............................................      17,822,000
                                                                ---------------
                                                                    384,164,611
                                                                ---------------
             SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.93%
    400,000  NVIDIA Corp. (a)..................................      14,804,000
  1,588,300  OmniVision Technologies, Inc. (a).................      21,680,295
  2,574,975  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR.      28,144,477
  1,000,000  Veeco Instruments, Inc. (a).......................      18,730,000
                                                                ---------------
                                                                     83,358,772
                                                                ---------------
             SOFTWARE -- 1.67%
    200,000  BEA Systems, Inc. (a).............................       2,516,000
    150,000  Citrix Systems, Inc. (a)..........................       4,057,500
    500,000  Intuit, Inc. (a)..................................      15,255,000
  1,500,000  Oracle Corp. (a)..................................      25,710,000
                                                                ---------------
                                                                     47,538,500
                                                                ---------------
             SPECIALTY RETAIL -- 5.20%
  1,400,000  Estee Lauder Cos., Inc. (The) - Class A...........      57,148,000
    239,290  GameStop Corp. (a)................................      13,103,520
    500,000  Gap, Inc. (The)...................................       9,750,000
    750,000  Limited Brands, Inc...............................      21,705,000
    250,000  Men's Wearhouse, Inc. (The).......................       9,565,000
  1,500,000  Rite Aid Corp. ...................................       8,160,000
  1,000,700  TJX Cos., Inc. (The)..............................      28,499,936
                                                                ---------------
                                                                    147,931,456
                                                                ---------------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES      COMMON STOCKS -- 101.75% (CONTINUED)                     VALUE
================================================================================
             TEXTILES & APPAREL -- 1.74%
    500,000  NIKE, Inc. - Class B.............................. $    49,515,000
                                                                ---------------
             WIRELESS TELECOMMUNICATIONS SERVICES -- 0.42%
    200,000  Amdocs Ltd. (a)...................................       7,750,000
     95,400  China Mobile Ltd. - ADR...........................       4,123,188
                                                                ---------------
                                                                     11,873,188
                                                                ---------------

             TOTAL COMMON STOCKS (Cost $2,611,000,167)......... $ 2,892,646,590
                                                                ---------------

   UNITS     UNIT TRUSTS -- 0.00%                                     VALUE
================================================================================
      2,700  Penn West Energy Trust (Cost $112,307)............ $        82,512
                                                                ---------------

 CONTRACTS   CALL OPTION CONTRACTS -- 0.85%                           VALUE
================================================================================
     10,000  S&P 500 Index Option, 02/17/2007 at $1,420
             (Cost - $29,801,000).............................. $    24,050,000
                                                                ---------------

 CONTRACTS   PUT OPTION CONTRACTS -- 1.38%                            VALUE
================================================================================
      8,000  Russell 2000 Index Option, 03/17/2007 at $780..... $    17,784,000
     10,000  S&P 500 Index Option, 03/17/2007 at $1,330........       8,680,000
      6,000  S&P 500 Index Option, 03/17/2007 at $1,400........      12,636,000
                                                                ---------------
             Total Put Option Contracts (Cost $44,236,000)..... $    39,100,000
                                                                ---------------
             TOTAL INVESTMENTS AT VALUE -- 103.98%
             (Cost $2,685,149,474)............................. $ 2,955,879,102
                                                                ---------------

   SHARES    MONEY MARKET FUNDS -- 6.32%                               VALUE
================================================================================
179,775,703  First American Treasury Obligations Fund - Class A
               (Cost $179,775,703)............................. $   179,775,703
                                                                ---------------
             TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE
              -- 110.30% (Cost $2,864,925,177)................. $ 3,135,654,805

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.30%).    (292,779,776)
                                                                ---------------
             NET ASSETS -- 100.00%............................. $ 2,842,875,029
                                                                ===============

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements


--------------------------------------------------------------------------------
23

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE OF       PREMIUMS
CONTRACTS  WRITTEN CALL OPTION CONTRACTS                OPTIONS       RECEIVED
================================================================================
  8,000    Russell 2000 Index Option,
              03/17/2007 at $700.................... $ 78,152,000   $ 84,628,000
  6,000    S&P 500 Index Option,
              03/17/2007 at $1,250..................  106,896,000    100,311,000
 10,000    S&P 500 Index Option,
              03/17/2007 at $1,330..................  104,230,000     95,485,000
                                                     ------------   ------------
                                                     $289,278,000   $280,424,000
                                                     ============   ============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS -- 22.56%                                   VALUE
================================================================================
              ELECTRICAL EQUIPMENT -- 0.86%
     35,000   Endesa S.A. - ADR................................... $   1,628,200
                                                                   -------------
              ELECTRIC UTILITIES -- 2.10%
     25,000   Korea Electric Power Corp. - ADR....................       567,750
     37,500   MDU Resources Group, Inc............................       961,500
     40,000   OGE Energy Corp.....................................     1,600,000
     20,000   SCANA Corp..........................................       812,400
                                                                   -------------
                                                                       3,941,650
                                                                   -------------
              GAS UTILITIES -- 0.78%
     45,000   WGL Holdings, Inc. .................................     1,466,100
                                                                   -------------
              METALS & MINING -- 18.82%
    100,000   Agnico-Eagle Mines Ltd..............................     4,124,000
    100,000   AngloGold Ashanti Ltd. - ADR........................     4,709,000
    225,000   Barrick Gold Corp...................................     6,907,500
    200,000   Compania de Minas Buenaventura S.A.u. - ADR.........     5,612,000
    125,000   Goldcorp, Inc.......................................     3,555,000
     75,000   Harmony Gold Mining Co..............................     1,181,250
    150,000   Newmont Mining Corp.................................     6,772,500
     50,000   Randgold Resources Ltd. - ADR (a)...................     1,173,000
     75,000   Stillwater Mining Co. (a)...........................       936,750
     35,000   USEC, Inc...........................................       445,200
                                                                   -------------
                                                                      35,416,200
                                                                   -------------
              TOTAL COMMON STOCKS (Cost $36,610,657) ............. $  42,452,150
                                                                   -------------

  PAR VALUE   U.S. TREASURY OBLIGATIONS -- 66.31%                       VALUE
================================================================================
              U.S. TREASURY BILLS -- 15.69%
$15,000,000   Discount note, due 03/15/2007....................... $  14,857,260
 15,000,000   Discount note, due 06/14/2007.......................    14,671,620
                                                                   -------------
                                                                      29,528,880
                                                                   -------------
              U.S. TREASURY INFLATION-PROTECTION NOTES -- 50.62%
 23,193,400   3.50%, due 01/15/2011...............................    24,151,960
 30,690,630   3.375%, due 01/15/2012..............................    32,051,330
 22,451,200   3.00%, due 07/15/2012...............................    23,111,602
 16,484,100   1.875%, due 07/15/2013..............................    15,930,350
                                                                   -------------
                                                                      95,245,242
                                                                   -------------
              TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,672,324). $ 124,774,122
                                                                   -------------


--------------------------------------------------------------------------------
25

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    PAR VALUE    U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.18%             VALUE
================================================================================
                 FEDERAL FARM CREDIT BANK -- 0.21%
$       400,000  2.625%, due 09/24/2007........................... $     392,648
                                                                   -------------
                 FEDERAL HOME LOAN BANK -- 0.26%
        500,000  5.70%, due 04/16/2018............................       491,641
                                                                   -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.71%
JPY 600,000,000  2.125%, due 10/09/2007...........................     5,095,878
                                                                   -------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $6,225,094)................................ $   5,980,167
                                                                   -------------
                 TOTAL INVESTMENTS AT VALUE -- 92.05%
                 (Cost $168,508,074).............................. $ 173,206,439
                                                                   -------------

     SHARES      MONEY MARKET FUNDS -- 7.24%                             VALUE
================================================================================
     13,632,467  First American Treasury Obligations Fund - Class A
                 (Cost $13,632,467)............................... $  13,632,467
                                                                   -------------
                 TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE
                   -- 99.29% (Cost $182,140,541).................. $ 186,838,906

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.71%...     1,336,538
                                                                   -------------
                 NET ASSETS -- 100.00%............................ $ 188,175,444
                                                                   =============

(a)   Non-income producing security.

ADR American Depositary Receipt

JPY Japanese Yen

See accompanying notes to financial statements


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of Hussman Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is authorized to issue an unlimited number of shares.

      As part of the Trust's organization, Hussman Strategic Growth Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc. (the "Adviser") at $10.00 a share on June 20, 2000. The Fund commenced operations on July 24, 2000. Hussman Strategic Total Return Fund commenced operations on September 12, 2002.

      Hussman Strategic Growth Fund's investment objective is to provide long-term capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

      Hussman Strategic Total Return Fund's investment objective is to provide long-term total return from income and capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

      SECURITIES AND OPTIONS VALUATION -- The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.


--------------------------------------------------------------------------------
27

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of net asset value. As of December 31, 2006, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

      Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

      In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

      FUTURES CONTRACTS AND OPTION TRANSACTIONS -- Hussman Strategic Growth Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. Hussman Strategic Total Return Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities that it intends to purchase. The Fund may also purchase a foreign currency option to establish or modify the Fund's exposure to foreign currencies, or an interest rate futures contract to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with certain banks or non-bank dealers. The value of the underlying securities will be monitored on a daily basis to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

      FOREIGN CURRENCY TRANSLATION -- Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

      A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

      B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

      C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

      Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.


--------------------------------------------------------------------------------
29

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARE VALUATION AND REDEMPTION FEES -- The net asset value of each Fund is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1.5%, payable to the applicable Fund, if redeemed within six months of the date of purchase. During the periods ended December 31, 2006 and June 30, 2006, proceeds from redemption fees totaled $716,949 and $775,369, respectively, for Hussman Strategic Growth Fund and $56,132 and $28,184, respectively, for Hussman Strategic Total Return Fund.

      INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method.

      DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of Hussman Strategic Growth Fund and are declared and paid quarterly to shareholders of Hussman Strategic Total Return Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are generally distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses for option transactions, losses deferred due to wash sales and treatment for foreign currency transactions.

      The tax character of distributions paid during the periods ended December 31, 2006 and June 30, 2006 were as follows:

                                                                Long-Term
                                      Periods     Ordinary        Capital        Total
                                       Ended       Income          Gains     Distributions
------------------------------------------------------------------------------------------
Hussman Strategic Growth Fund        12/31/06   $ 77,740,644   $ 28,486,453   $106,227,097
                                      6/30/06   $ 77,329,170   $    180,977   $ 77,510,147
------------------------------------------------------------------------------------------
Hussman Strategic Total Return Fund  12/31/06   $  6,022,214   $  2,339,807   $  8,362,021
                                      6/30/06   $  5,081,839   $  1,994,168   $  7,076,007
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITIES TRANSACTIONS -- For financial statement purposes, securities transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

      COMMON EXPENSES -- Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

      ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

      FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of December 31, 2006:

                                                HUSSMAN            HUSSMAN
                                               STRATEGIC       STRATEGIC TOTAL
                                              GROWTH FUND         RETURN FUND
                                            ---------------    ---------------
Cost of portfolio investments ...........   $ 2,564,760,177    $   182,667,139
                                            ===============    ===============
Gross unrealized appreciation ...........   $   370,705,713    $     6,235,425
Gross unrealized depreciation ...........       (89,089,085)        (2,063,659)
                                            ---------------    ---------------
Net unrealized appreciation .............   $   281,616,628    $     4,171,766
Net unrealized foreign exhange losses ...                --               (312)
Other losses ............................      (213,386,767)          (571,835)
Other temporary differences .............        (3,778,587)                --
                                            ---------------    ---------------
Total accumulated earnings ..............   $    64,451,274    $     3,599,619
                                            ===============    ===============


--------------------------------------------------------------------------------
31

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to option transactions and losses deferred due to wash sales.

      For the six months ended December 31, 2006, Hussman Strategic Total Return Fund reclassified $1,857 of foreign exchange losses from accumulated net realized losses to accumulated overdistributed net investment income on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2. INVESTMENT TRANSACTIONS

      During the six months ended December 31, 2006, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $1,313,846,462 and $1,403,288,681, respectively, for Hussman Strategic Growth Fund and $24,810,185 and $14,168,270, respectively, for Hussman Strategic Total Return Fund.

3. TRANSACTIONS WITH AFFILIATES

      Certain Trustees and officers of the Trust are affiliated with the Adviser or with Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting agent.

ADVISORY AGREEMENT
      Under the terms of an Advisory Agreement between the Trust and the Adviser, Hussman Strategic Growth Fund pays a fee, which is computed and accrued daily and paid monthly, at annual rates of 1.00% of the first $1 billion of its average daily net assets; 0.95% of the next $2 billion of such assets; and 0.90% of such assets in excess of $3 billion. Hussman Strategic Total Return Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of 0.55% of the first $500 million of its average daily net assets; and 0.50% of such assets in excess of $500 million.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to an Expense Limitation Agreement with respect to Hussman Strategic Total Return Fund, the Adviser has contractually agreed to waive a portion of its advisory fees or to absorb operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.90% annually of its average daily net assets. This Expense Limitation Agreement remains in effect until at least December 31, 2007. During the six months ended December 31, 2006, there were no fees waived by the Adviser. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. During the six months ended December 31, 2006, the Adviser recouped $21,922 in previously waived fees from Hussman Strategic Total Return Fund. As of December 31, 2006, the amount of fee waivers and expense reimbursements available for recoupment by the Adviser is $279,456. The Adviser may recoup a portion of this amount no later than the dates as stated below:

                                              June 30,     June 30,     June 30,
                                                2007         2008         2009
--------------------------------------------------------------------------------
Hussman Strategic Total Return Fund          $ 116,810    $ 134,697   $  27,949

ADMINISTRATION AGREEMENT
      Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

      Under the terms of the Administration Agreement, Ultimus receives a monthly fee from each Fund computed at an annual rate of 0.08% on the Fund's average daily net assets up to $500 million; 0.05% on the next $1.5 billion of such assets; 0.04% on the next $1 billion of such assets; and 0.03% on such assets in excess of $3 billion, subject to a minimum monthly fee of $2,000.


--------------------------------------------------------------------------------
33

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FUND ACCOUNTING AGREEMENT
      Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, Ultimus receives from each Fund a monthly base fee of $2,500, plus an asset-based fee computed at annual rates of 0.01% of its average daily net assets up to $500 million and 0.005% of such net assets in excess of $500 million. In addition, the Funds pay certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
      Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from each Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. For the six months ended December 31, 2006, Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund paid $355,707 and $21,449, respectively, to Ultimus under the Agreement. In addition, the Funds pay certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.

      For shareholder accounts held through financial intermediaries, the Fund may, in some cases, compensate these intermediaries for providing equivalent account maintenance and shareholder services, at an annual rate of not more than $17 per account. During the six months ended December 31, 2006, Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund paid $334,765 and $20,388, respectively, to financial intermediaries for such services.

COMPLIANCE CONSULTING AGREEMENT
      Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Trust pays Ultimus a base fee of $1,000 per month, plus an asset-based fee computed at the annual rates of .005% of the average value of its daily net assets from $100 million to $500 million, .0025% of such assets


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

from $500 million to $1 billion and .00125% of such assets in excess of $1 billion. For the six months ended December 31, 2006, Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund paid $31,044 and $4,618, respectively, to Ultimus for compliance consulting services. In addition, the Funds pay reasonable out-of-pocket expenses incurred by Ultimus in connection with these services.

4. OPTION CONTRACTS WRITTEN

      Transactions in option contracts written by Hussman Strategic Growth Fund during the six months ended December 31 2006 were as follows:

                                                             OPTION           OPTION
                                                            CONTRACTS        PREMIUMS
                                                          -------------    -------------
Options outstanding at beginning of period ............          24,500    $ 122,163,250
Options written .......................................          49,500      435,980,750
Options cancelled in a closing purchase transactions ..         (50,000)    (277,720,000)
                                                          -------------    -------------
Options outstanding at end of period ..................          24,000    $ 280,424,000
                                                          =============    =============

      No contracts were written by Hussman Strategic Total Return Fund during the six months ended December 31, 2006.

5. BANK LINE OF CREDIT

      Hussman Strategic Growth Fund has an unsecured $10,000,000 bank line of credit. Hussman Strategic Total Fund has an unsecured bank line of credit in the amount of $2,000,000. Borrowings under these arrangements bear interest at a rate determined by the lending bank at the time of borrowing. During the six months ended December 31, 2006, the Funds had no outstanding borrowings under their respective lines of credit.

6. CONTINGENCIES AND COMMITMENTS

      The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds'maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


--------------------------------------------------------------------------------
35

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

7.  RECENT ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in net asset value calculations as late as the last such calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their Semi-Annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles resulting from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the Funds' financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      We believe it is important for you to understand the impact of costs on your investment. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      A Fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The table below illustrates each Fund's costs in two ways:

      ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL 5% RETURN -- This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown. In this case, because the return used is not each Fund's actual return, the results do not illustrate the expenses associated with your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide an example of fund expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.


--------------------------------------------------------------------------------
37

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      More information about each Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

HUSSMAN STRATEGIC GROWTH FUND

                                                      Ending
                                    Beginning      Account Value     Expenses
                                   Account Value    December 31,    Paid During
                                   July 1, 2006        2006           Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,006.30      $    5.56
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00        $1,019.66      $    5.60

* Expenses are equal to Hussman Strategic Growth Fund's annualized expense ratio of 1.10% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).


HUSSMAN STRATEGIC TOTAL RETURN FUND

                                                     Ending
                                     Beginning    Account Value      Expenses
                                   Account Value  December 31,      Paid During
                                   July 1, 2006       2006            Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00      $1,025.40      $    4.59
Based on Hypothetical 5% Return
  (before expenses)                  $1,000.00      $1,020.67      $    4.58

* Expenses are equal to Hussman Strategic Total Return Fund's annualized expense ratio of 0.90% for the period (after waiver of fees and absorption of expenses pursuant to the Expense Limitation Agreement), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-HUSSMAN (1-800-487-7626), or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-HUSSMAN, or on the SEC's website at http://www.sec.gov.

      The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-HUSSMAN (1-800-487-7626). Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------
39

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                 [LOGO] HUSSMAN
                                          FUNDS

                               INVESTMENT ADVISER
                       Hussman Econometrics Advisors, Inc.
                             5136 Dorsey Hall Drive
                          Ellicott City, Maryland 21042

                              www.hussmanfunds.com
                         1-800-HUSSMAN (1-800-487-7626)

                          ADMINISTRATOR/TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                                    CUSTODIAN
                                     US Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                               1900 Scripps Center
                                312 Walnut Street
                             Cincinnati, Ohio 45202

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

             This Semi-Annual Report is authorized for distribution
                  only if accompanied or preceded by a current
                            Prospectus of the Funds.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto










Exhibit 99.CERT       Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT    Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             -----------------------------------------------------------





By (Signature and Title)*           /s/ John P. Hussman
                           ---------------------------------------------
                                   John P. Hussman, President


Date          February 27, 2007
      ------------------------------------








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*        /s/ John P. Hussman
                           ---------------------------------------------
                                 John P. Hussman, President


Date          February 27, 2007
      ------------------------------------








By (Signature and Title)*         /s/ Mark J. Seger
                           ---------------------------------------------
                                  Mark J. Seger, Treasurer


Date          February 27, 2007
      ------------------------------------





* Print the name and title of each signing officer under his or her signature.